SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES

PURSUANT TO RULE 23c-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22465

The Endowment Institutional TEI Fund W, L.P.

Name of Registrant

4265 San Felipe, Suite 800

Houston, Texas 77027

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities to be Redeemed:

Limited Partnership Interests

(2)	Date on Which the Securities are to be Redeemed:

June 30, 2016

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

Article IV, Section 4.5(d) of the Agreement of Limited Partnership dated as of May 20, 2010

(4)	If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

Not applicable

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the city of Houston and the state of Texas on the 27th day of May 2016.

The Endowment Institutional TEI Fund W, L.P.

By:	/s/ John A. Blaisdell
John A. Blaisdell Principal Executive Officer